Financial risk management	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial risk management

4.	Financial risk management
The Company has exposure to the following risks in relation to its financial instruments:

•	credit risk

•	liquidity risk

•	market risk

•	capital risk
This note presents information about the Company’s exposure to each of the above risks, the Company’s objectives, policies and processes for measuring and managing risk, and the Company’s management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

(a)	Financial risk management

1)	Risk management framework
The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities.
The Company, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

2)	Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and debt securities. In addition, credit risk arises from finance guarantees which are provided by the company.
The Company implements a credit risk management policy under which the Company only transacts business with counterparties that have a certain level of credit rate evaluated based on financial condition, historical experience, and other factors. The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The default risk of a nation or an industry in which a customer operates its business does not have a significant influence on credit risk. The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness.
The Company establishes an allowance for impairment that represents its estimate of expected losses in respect of trade and other receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component based on group of financial assets with similar risk characteristics.
Credit risk also arises from transactions with financial institutions, and such transactions include transactions of cash and cash equivalents, various deposits, and financial instruments including derivative contracts. The Company manages its exposure to this credit risk by only entering into transactions with banks that have high international credit ratings. The Company’s treasury department authorizes, manages, and overseas new transactions with financial institutions with whom the Company has no previous relationship.
Furthermore, the Company limits its exposure to credit risk of financial guarantee contracts by strictly evaluating their necessity based on internal decision making processes, such as the approval of the board of directors.

3)	Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.
The Company’s cash flow from operations, borrowing or financing is sufficient to meet the cash requirements for the Company’s strategic investments. Management believes that the Company is capable of raising funds by borrowing or financing if the Company is not able to generate cash flow requirements from its operations. The Company has committed borrowing facilities with various banks.

4)	Market risk
Market risk means that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The goal of market risk management is optimization of profit and controlling the exposure to market risk within acceptable limits.

①	Currency risk
The Company’s policy in respect of foreign currency risks is a natural hedge whereby foreign currency income is offset with foreign currency expenditures. The remaining net exposures after the natural hedge have been hedged using derivative contracts such as forward exchange contracts. In addition, the Company’s derivative transactions are limited to hedging actual foreign currency transactions. Based on this policy, the Company manages currency risk considering characteristics of respective segments. The entities in the steel segment reduce the foreign currency exposure by repayment of foreign currency borrowings at maturities related to investment in overseas when the entities have excessive foreign currency. In addition, the entities in steel segment are using forward exchange contract for hedging foreign currency risks relating to foreign currency borrowings. The entities in the engineering and construction segment have hedged foreign currency risks by using forward exchange contracts. Entities in the trading segment have hedged foreign currency risks from net exposure of foreign currency receivables and payables using forward exchange contracts.

②	Interest rate risk
The Company manages the exposure to interest rate risk by adjusting borrowing structure between borrowings at fixed interest rates and variable interest rates. The Company monitors interest rate risks regularly in order to manage exposure to interest rate risk on borrowings at variable interest rate.

③	Other market price risk
Equity price risk arises from fluctuation of market price of listed equity securities. The Company’s management measures regularly the fair value of listed equity securities and the risk of market price fluctuations. All buy and sell decisions related to significant investments are managed and approved by the Company’s management.

(b)	Management of capital
The fundamental goal of capital management is the maximization of shareholders’ value by means of the stable dividend policy and retirement of treasury shares. The capital structure of the Company consists of equity and net borrowings (borrowings less cash and cash equivalents). The Company’s strategy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of its businesses.
Net
borrowing-to-equity
ratio as of December 31, 2019 and 2020 is as follows:

(in millions of Won)	2019		2020
Total borrowings	￦	20,441,613	20,497,607
Less: Cash and cash equivalents		3,514,872	4,754,644

Net borrowings		16,926,741	15,742,963
Total equity		47,794,707	47,674,592

Net borrowings-to-equity ratio		35.42%	33.02%